Leasing - Lease liability (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Lease liabilities, opening balance	kr 19	kr 44
Interest expense accrued	1	0
Payments of lease liability	(24)	(27)	kr (39)
Additions	157	2
Lease liabilities, closing balance	kr 153	kr 19	kr 44